Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Summary of composition of intangible assets

	December 31,
	2023	2024
Original costs:
Technology	2,235	2,235
Total intangible assets cost	2,235	2,235
Accumulated amortization	(—)	(80)
Intangible assets, net	$2,235	2,155